Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (105,995)	$ (4,908)	$ (85,970)	$ (2,644)
Change in unrealized foreign currency translation gain (loss)	(3,482)		3,353
Total comprehensive loss	(109,477)	(4,908)	(82,617)	(2,644)
Less: comprehensive loss attributable to non-controlling interest	7,952
Comprehensive loss attribute to Smart Energy Solutions, Inc.	$ (101,525)	$ (4,908)	$ (82,617)	$ (2,644)